Preferred Stock Warrants and Warrant Liability	12 Months Ended
Dec. 31, 2012
Preferred Stock Warrants and Warrant Liability
9.	Preferred Stock Warrants and Warrant Liability

Preferred Stock Warrants

At September 30, 2011, the outstanding warrants to purchase the Company’s Series C and Series D preferred stock which were issued in connection with certain financing arrangements and amendments to existing financing arrangements were expired unexercised in connection with the Merger. Information relating to these warrants at December 31, 2010 is summarized as follows:

Warrants	Remaining Number Outstanding	Exercise Price
Series C Warrants-2008 Loan and Security Agreement	280,803	$0.7345
Series D Warrants-2009 Convertible Debt	4,368,948	$0.1198
Series D Warrants-Series D Preferred Stock Issuance	8,347,236	$0.1198
*Series D Warrants-1st Amendment	6,243,362	$0.1198
*Series D Warrants-2nd Amendment	8,694,558	$0.1198
*Series D Warrants-3rd Amendment	4,462,227	$0.1198
*Series D Warrants-5th Amendment	2,260,440	$0.1198
*Series D Warrants-6th Amendment	6,900,685	$0.1198

Total	41,558,259

*	Warrants issued to lenders in conjunction with amendments to 2008 Loan and Security Agreement (see Note 7).

Warrant Liability

The warrants issued in conjunction with the 2008 Loan and Security Agreement (see Note 7) are issuable for Series C preferred stock. The warrants issued in connection with the 2009 Convertible Debt (see Note 7) and the Series D Preferred Stock (see Note 8) are issuable for Series D preferred stock. Both the Series C and Series D preferred stock are considered contingently redeemable based on the shareholders’ right to redeem the shares on or after January 7, 2015. In accordance with Accounting Standards Codification on Distinguishing Liabilities from Equity, since the warrants are indexed to contingently redeemable securities of the Company, they are classified as liabilities upon issuance. As liability classified derivative financial instruments, the warrants are initially and subsequently required to be measured at their fair values as defined in Accounting Standards Codification on Fair Value Measurement.

The change in fair value of the warrants between each reporting period is recorded in the statements of operations and was estimated by the Company using a binomial lattice valuation model. The following assumptions were incorporated into the valuations for 2011 and 2010:

2011
Exercise price	$0.1198 – $0.7345
Market value of stock at end of period	$0.01
Expected dividend rate	0.00%
Expected volatility	33.47% – 62.86%
Risk-free interest rate	0.03% – 3.18%
Expected life in years	3.40 – 9.90
Shares underlying warrants outstanding classified as liabilities	41,558,259

The Company recorded income of $62,305 for 2011, as a result of the change in the fair value of warrant liability between reporting periods which was recorded in other income (expense) on the consolidated statements of operations. The total balance of the warrant liability as of September 30, 2011 of $2,607,510 was forfeited in accordance with the Merger.